Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related parties:
Payables to related parties	$ (98,278)	$ (101,266)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	$ (98,278)	$ (101,266)